PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Details	2025	2024
Original cost: (*)
Land and buildings, including facility infrastructure	$491,099	$463,564
Machinery and equipment	4,694,587	4,281,817
	5,185,686	4,745,381
Accumulated depreciation:
Buildings, including facility infrastructure	(317,082)	(303,041)
Machinery and equipment	(3,405,548)	(3,155,718)
	(3,722,630)	(3,458,759)
	$1,463,056	$1,286,622